Debt (Details)		3 Months Ended		12 Months Ended
	Dec. 24, 2024 USD ($) Installation $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt [Line Items]
Convertible promissory note		$ 2,500,000		$ 2,400,000
Promissory Note [Member]
Debt [Line Items]
Interest rate effective percentage		11.90%
Secured Debt [Member] | Vehicle Loans [Member]
Debt [Line Items]
Direct loan		$ 0	$ 311,029
Weighted average interest rate on short debt obligations		6.75%		6.75%
Vehicle financing amount				$ 0	$ 311,029
LHX Intermediate, LLC [Member]
Debt [Line Items]
Share issuance per share (in Dollars per share) | $ / shares	$ 1.35	$ 1.35
LHX Intermediate, LLC [Member] | Notes payable [Member]
Debt [Line Items]
Interest rate effective percentage		58.00%		58.00%
LHX Intermediate, LLC [Member] | Notes payable [Member] | Promissory Note [Member]
Debt [Line Items]
Principal amount	$ 4,000,000
Periodic payment	$ 2,500,000
Number of installation (in Installation) | Installation	296
Notes payable		$ 2,500,000		$ 2,500,000
Shares purchased (in Shares) | shares	4,000,000
Minimum [Member] | Secured Debt [Member] | Vehicle Loans [Member]
Debt [Line Items]
Percentage of payments of debt obligations		4.94%		4.94%
Maximum [Member] | Secured Debt [Member] | Vehicle Loans [Member]
Debt [Line Items]
Percentage of payments of debt obligations		11.09%		11.09%
Tranche 2 [Member] | LHX Intermediate, LLC [Member] | Notes payable [Member] | Promissory Note [Member]
Debt [Line Items]
Periodic payment	$ 750,000
Tranche 3 [Member] | LHX Intermediate, LLC [Member] | Notes payable [Member] | Promissory Note [Member]
Debt [Line Items]
Periodic payment	$ 750,000